Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. Through December 31, 2025, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of June 30, 2026, the total amount of $14,247, including capitalized expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 product tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. Through December 31, 2025, the aggregate amount of $10,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of June 30, 2026, the total amount of $15,073, including capitalized expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

During the third quarter of 2023, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). On February 5, 2026, March 19, 2026, April 28, 2026 and August 2, 2026, Navios Partners took delivery of the Nave Anthos, the Nave Amaryllis, the Nave Equator and the Nave Orbit, respectively. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025, the aggregate amount of $104,125 was paid. During the six month period ended June 30, 2026, the aggregate amount of $107,188, was paid. As of June 30, 2026, the total amount of $27,563 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the first quarter of 2024, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025 and during the six month period ended June 30, 2026, the aggregate amounts of $24,500 and $12,250, respectively, were paid. As of June 30, 2026, the total amount of $36,750 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships, from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). On May 21, 2026, Navios Partners took delivery of the Navios Cyan. The remaining vessel is expected to be delivered into Navios Partners’ fleet during the second half of 2026. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550 plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025 and during the six month period ended June 30, 2026, the aggregate amounts of $102,750 and $82,200, respectively, were paid. As of June 30, 2026, the total amount of $82,200 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $62,250 (plus $3,300 per vessel in additional features) for each of the first two vessels and a purchase price of $63,000 (plus $3,300 per vessel in additional features) for each of the other two vessels. The vessels are expected to be delivered into Navios Partners’ fleet during 2027 and the first half of 2028. For the first two vessels, Navios Partners agreed to pay in total $34,238, plus extras in four installments for each vessel and the remaining amount of $28,012, plus extras for each vessel will be paid upon delivery of each vessel. For the other two vessels, Navios Partners agreed to pay in total $34,650, plus extras in four installments for each vessel and the remaining amount of $28,350, plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025 and during the six month period ended June 30, 2026, the aggregate amounts of $68,850 and $12,450, respectively, were paid. As of June 30, 2026, the total amount of $81,300 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the third quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships, from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026 and the first half of 2027. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550, plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025 and during the six month period ended June 30, 2026, the aggregate amounts of $82,200 and $10,275, respectively, were paid. As of June 30, 2026, the total amount of $92,475 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the second quarter of 2025, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $63,200 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. Navios Partners agreed to pay in total $31,600, plus extras in four installments for each vessel and the remaining amount of $31,600, plus extras for each vessel will be paid upon delivery of each vessel. Through December 31, 2025 and during the six month period ended June 30, 2026, the aggregate amounts of $18,960 and $18,960, respectively, were paid. As of June 30, 2026, the total amount of $37,920 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the third quarter of 2025, Navios Partners agreed to acquire four 8,850 TEU newbuilding methanol-ready and scrubber-fitted containerships, from an unrelated third party, for a purchase price of $113,250 each (plus $1,845 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2027 and the first half of 2028. Navios Partners agreed to pay in total $79,275, plus extras in four installments for each vessel and the remaining amount of $33,975, plus extras for each vessel will be paid upon delivery of each vessel. During the six month period ended June 30, 2026, the aggregate amount of $50,962 was paid. As of June 30, 2026, the total amount of $50,962 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

During the fourth quarter of 2025, Navios Partners agreed to acquire two Japanese Capesize newbuilding scrubber-fitted vessels, from an unrelated third party, under 12-year bareboat-in contracts. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $10,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2028 and the first quarter of 2029.

During the second quarter of 2026, Navios Partners agreed to acquire six VLCC newbuilding scrubber-fitted tankers, from an unrelated third party, for a purchase price of $120,500 each (plus $170 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2028 and the first half of 2029. Navios Partners agreed to pay in total $60,250, plus extras in four installments for each vessel and the remaining amount of $60,250, plus extras for each vessel will be paid upon delivery of each vessel. During the six month period ended June 30, 2026, the aggregate amount of $72,300 was paid. As of June 30, 2026, the total amount of $72,300 is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets. The closings of the transactions are subject to completion of customary documentation.

As of June 30, 2026, an amount of $74,087 related to capitalized costs is presented under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.

The Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five 12-month periods ending June 30, 2026, are as follows:

Period	Amount
2027	$5,937
2028	$12,517
2029	$19,884
2030	$24,346
2031	$24,346
2032 and thereafter	$180,350
Total	$267,380